Revenue (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Revenue from Products and Services

	Year ended March 31,
	2016		2017		2018
Rendering of services	₹	481,369	₹	522,061	₹	524,543
Sales of products		31,071		28,341		20,328

	₹	512,440	₹	550,402	₹	544,871